BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings1 [Abstract]
Schedules of Debt and Debt Facilities
The CHF equivalents of the components of third-party debt are as follows:

	December 31, 2024		Principal amount
	Weighted average interest rate (%)[10]	Unused borrowing capacity	December 31	December 31
			2024	2023
		CHF in millions
Sunrise holding bank facility	6.64%	662.0	2,239.0	3,043.3
Sunrise holding SPE notes	4.58%		1,468.8	1,397.1
Sunrise holding senior note	4.80%		629.3	693.3
Vendor financing	3.08%		350.0	310.1
Total third-party debt before deferred financing costs, discounts, premiums and accrued interest	5.48%	662.0	4,687.1	5,443.8
[10] Represents the weighted average interest rate in effect at 31 December 2024 for all borrowings outstanding pursuant to each debt instrument, including any applicable margin. The interest rates presented represent stated rates and do not include the impact of derivative instruments, deferred financing costs, original issue premiums or discounts and commitment fees, all of which affect our overall cost of borrowing. Including the effects of derivative instruments, original issue premiums or discounts and commitment fees, but excluding the impact of deferred financing costs, the weighted average interest rate on our aggregate third-party variable- and fixed-rate indebtedness was 3.0% at 31 December 2024. The weighted average interest rate calculation includes principal amounts outstanding associated with all of our secured and unsecured borrowings. For information regarding our derivative instruments, see note 24.
The following table provides a reconciliation of total third-party debt before deferred financing costs, discounts, premiums and accrued interest to total debt including interest and related party debt:

	December 31
	2024	2023
	CHF in millions
Total third-party debt before deferred financing costs, discounts, premiums and accrued interest:	4,687.1	5,443.8
Deferred financing costs, discounts and premiums, net	(10.3)	(18.1)
Total carrying amount of third-party debt	4,676.8	5,425.7
Accrued interest on third-party debt	57.4	60.4
Related party debt (note 26)	—	51.2
Total debt including interest and related party debt	4,734.2	5,537.3
Current portion of debt	407.4	370.5
Non-current portion of debt	4326.8	5166.8
The Sunrise holding bank facility is the senior secured credit facility of certain consolidated entities of Sunrise. The details of Sunrise's borrowings under the Sunrise holding bank facility are summarized in the following tables:

Year ended December 31, 2024
Sunrise Holding Bank facilities	Maturity	Interest rate	Facility amount (in borrowing currency)	Outstanding principal amount	Unused borrowing capacity	Carrying value
			in millions	CHF millions
AT	April 30, 2028	Term SOFR +2.4%	US$700.0	635.4	—	633.8
AU	April 30, 2029	EURIBOR +2.5%	€ 400	375.8	—	374.7
AX	January 31, 2029	Term SOFR +3.0%	US$1,044.7	948.3	—	944.0
AY	January 31, 2029	EURIBOR +3.0%	€ 297.6	279.6	—	278.8
Revolving Facility A	May 31, 2026	EURIBOR +2.5%	€ 10	—	9.4	—
Revolving Facility B	September 30, 2029	EURIBOR +2.5%	€ 720	—	652.6	—
Total				2,239.0	662.0	2,231.2

Year ended December 31, 2023
Sunrise Holding Bank Facilities	Maturity	Interest rate	Facility amount (in borrowing currency)	Outstanding principal amount	Unused borrowing capacity	Carrying value
			in millions	CHF millions
AT	April 30, 2028	Term SOFR +2.25%	US$700.0	587.4	—	585.6
AU	April 30, 2029	EURIBOR +2.5%	€ 400.0	371.4	—	370.1
AX	January 31, 2029	Term SOFR +3.0%	US$1,717.0	1,441.0	—	1,432.8
AY	January 31, 2029	EURIBOR +3.0%	€ 693.0	643.5	—	641.0
Revolving Facility A	May 31, 2026	EURIBOR +2.5%	€ 88.0	—	60.4	—
Revolving Facility B	September 30, 2029	EURIBOR +2.5%	€ 660.0	—	612.8	—
Total				3,043.3	673.2	3,029.5
The details of the Sunrise holding SPE notes are summarized in the following tables:

Year ended December 31, 2024
				Outstanding principal amount
Sunrise holding SPE notes	Maturity	Interest rate	Original issue amount	Borrowing currency	CHF equivalent	Carrying value CHF
			in millions
2031 Sunrise holding senior secured notes	July 15, 2031	4.88%	US$1,250.0	US$1,230.0	1,116.6	1,115.9
UPCB finance VII euro notes	June 15, 2029	3.63%	€ 600.0	€ 374.9	352.2	351.3
Total					1,468.8	1,467.2

Year ended December 31, 2023
				Outstanding principal amount
Sunrise holding SPE notes	Maturity	Interest rate	Original issue amount	Borrowing currency	CHF equivalent	Carrying value CHF
			in millions
2031 Sunrise holding senior secured notes	July 15, 2031	4.88%	US$1,250.0	US$1,250.0	1,049.0	1,048.0
UPCB finance VII euro notes	June 15, 2029	3.63%	€ 600.0	€ 374.9	348.1	346.8
Total senior secured notes					1,397.1	1,394.8
The details of the Sunrise holding senior notes are summarized in the following tables:

Year ended December 31, 2024
				Outstanding principal amount
Sunrise Notes	Maturity	Interest rate	Original issue amount	Borrowing currency	CHF equivalent	Carrying value CHF
			in millions
3.875% senior notes	June 15, 2029	3.88%	€ 635.00	€ 287.9	270.4	269.9
5.50% senior notes	January 14, 2028	5.50%	US$550.0	US$395.3	358.9	358.1
Total					629.3	628.0

Year ended December 31, 2023
				Outstanding principal amount
Sunrise holding senior notes	Maturity	Interest rate	Original issue amount	Borrowing currency	CHF equivalent	Carrying value CHF
			in millions
3.875% senior notes	June 15, 2029	3.875%	€ 635.0	€ 337.9	313.7	312.8
5.50% senior notes	January 14, 2028	5.500%	US$550.0	US$452.3	379.6	378.5
Total					693.3	691.3